FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
Maturity Profile of the Group's Financial Liabilities Based on Contractual Undiscounted Payments
The following is the maturity profile of the Group’s financial liabilities which expose the Group to liquidity risk based on contractual undiscounted payments:

	At June 30, 2024
In thousands of USD	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at June 30
Trade payables	36,166	-	-	-	36,166	36,166
Other payables and accruals	33,570	-	-	-	33,570	33,570
Amounts due to a related party	3,380	-	-	-	3,380	3,380
Borrowings	-	23,000	15,000	-	38,000	37,828
Lease liabilities	8,254	8,722	26,085	60,676	103,737	79,362
	81,370	31,722	41,085	60,676	214,853	190,306

	At December 31, 2023
In thousands of USD	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at December 31
Trade payables	32,484	-	-	-	32,484	32,484
Other payables and accruals	32,151	-	-	-	32,151	32,151
Amounts due to a related party	33	-	-	-	33	33
Borrowings	-	23,000	-	-	23,000	22,618
Lease liabilities	7,835	7,787	22,217	48,862	86,701	70,211
	72,503	30,787	22,217	48,862	174,369	157,497

Fair Value Measurement Hierarchy for the Group's Financial Instruments
The fair value measurement hierarchy for the Group’s financial instruments measured at fair value is as follows:

In thousands of USD	Valuation technique(s) and key input	June 30, 2024	Level 1	Level 2	Level 3
USDC	Quoted price	3	3	-	-
Cryptocurrency-settled receivables	Quoted price	1,002	1,002	-	-
Investment A, B, D, and E in unlisted equity instrument	Net asset value	24,921	-	-	24,921
Investment F, I and J in unlisted equity instrument	Recent transaction price	2,849	-	-	2,849
Investment C in unlisted equity instrument	Market calibration method	9,969	-	-	9,969
Investment G in unlisted debt instrument	Net asset value	1,000	-	-	1,000
Investment H in unlisted debt instrument	Recent transaction price	3,000	-	-	3,000
Cryptocurrency-settled payables	Quoted price	9,824	9,824	-	-
Derivative liabilities	Option pricing model	25,336	-	-	25,336

In thousands of USD	Valuation technique(s) and key input	December 31, 2023	Level 1	Level 2	Level 3
USDC	Quoted price	35	35	-	-
Cryptocurrency-settled receivables	Quoted price	1,892	1,892	-	-
Investment A, B, D and E in unlisted equity instrument	Net asset value	23,375	-	-	23,375
Investment F in unlisted equity instrument	Recent transaction price	400	-	-	400
Investment C in unlisted equity instrument	Market calibration method	10,000	-	-	10,000
Investment G in unlisted debt instrument	Net asset value	1,000	-	-	1,000
Investment H in unlisted debt instrument	Recent transaction price	3,000	-	-	3,000
Cryptocurrency-settled payables	Quoted price	5,636	5,636	-	-

Fair Value Measurement of Assets
The following table presents the changes in level 3 financial instruments for the periods ended June 30, 2024 and 2023:

In thousands of USD	Unlisted equity instruments and debt instruments	Derivative liabilities
At January 1, 2024	37,775	-
Additions	2,524	11,106
Disposals	-	-
Net fair value changes recognized in profit or loss	1,440	14,230
At June 30, 2024	41,739	25,336

At January 1, 2023	60,959	-
Additions	1,400	-
Disposals	(31,111)	-
Net fair value changes recognized in profit or loss	2,238	-
At June 30, 2023	33,486	-